Contents of Significant Accounts - Reconciliation of Liabilities Arising from Financing Activities (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Short-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	$ 12,015,206	$ 13,103,808	$ 25,445,540
Cash Flows	(933,392)	(993,723)	(12,288,248)
Non-cash changes,Foreign exchange	(75,751)	(368,507)	(292,466)
Non-cash changes,Other	51,069	273,628	238,982
Ending Balance	11,057,132	12,015,206	13,103,808
Long-term loans [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	33,902,074	30,826,215	32,165,336
Cash Flows	136,920	3,876,991	(1,880,197)
Non-cash changes,Foreign exchange	(972,888)	(802,975)	556,777
Non-cash changes,Other		1,843	(15,701)
Ending Balance	33,066,106	33,902,074	30,826,215
Bonds payable [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	38,781,416	41,378,182	48,517,631
Cash Flows	(13,702,875)	(2,500,000)	(7,500,000)
Non-cash changes,Other	(6,388,157)	(96,766)	360,551
Ending Balance	18,690,384	38,781,416	41,378,182
Guarantee deposits [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	296,694	665,793	564,576
Cash Flows	(59,819)	252,269	88,131
Non-cash changes,Foreign exchange	(883)	(2,021)	13,086
Non-cash changes,Other		(619,347)
Ending Balance	235,992	296,694	665,793
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	6,031,025	6,006,457
Cash Flows	(726,626)	(633,488)
Non-cash changes,Foreign exchange	(10,036)	(78,432)
Non-cash changes,Other	282,501	736,488
Ending Balance	5,576,864	6,031,025	6,006,457
Other financial liabilities - noncurrent [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	20,093,441	20,410,355	20,486,119
Non-cash changes,Foreign exchange	281,219	(698,127)	(456,551)
Non-cash changes,Other	371,964	381,213	380,787
Ending Balance	$ 20,746,624	$ 20,093,441	$ 20,410,355